Consolidated Statements of Changes in Equity - CAD ($)	Total	Number of Common Shares	Equity Portion Of Convertible Debentures	Contributed Surplus	Contingently Issuable Shares	Shares To Be Issued	Share Subscriptions Received In Advance	Accumulated Deficit	Accumulated other comprehensive Income	Non-controlling Interests
Balance, shares at Jun. 30, 2019		40,786,228
Balance, amount at Jun. 30, 2019	$ 362,570	$ 14,636,828	$ 62,498	$ 5,226,156	$ 0	$ 0	$ 0	$ (19,570,801)	$ 7,889	$ 0
Statement [Line Items]
Issuance of warrants	631,336	0	0	631,336				0	0	0
Issuance of options	869,299	0	0	869,299	0	0	0	0	0	0
Forfeiture of warrants	(451,976)	0	0	(451,976)	0	0	0	0	0	0
Equity portion of convertible debentures	108,805	$ 0	74,989	33,816	0	0	0	0	0	0
Conversion of convertible debenture, shares		271,164
Conversion of convertible debenture, amount	271,164	$ 290,304	(19,140)	0	0	0	0	0	0	0
Warrant portion of promissory note payable	8,995	0	0	8,995	0	0	0	0	0	0
Conversion of convertible debenture	(36,434)	0	(36,434)	0	0	0	0	0	0	0
Equity portion of convertible debentures	1,164,000	0	748,990	415,010	0	0	0	0	0	0
Interest on equity portion of convertible debentures	32,010	$ 0	32,010	0	0	0	0	0	0	0
Issuance of shares for asset acquisition,shares		12,500,000
Issuance of shares for asset acquisition,amount	2,125,000	$ 2,125,000	0	0	0	0	0	0	0	0
Contingent consideration for asset acquisition	3,570,000	$ 0	0	0	3,570,000	0	0	0	0	0
Shares issued as part of contingent consideration, shares		6,000,000
Shares issued as part of contingent consideration, amount	0	$ 1,020,000	0	0	(1,020,000)	0	0	0	0	0
Shares issued as part of settlement,shares		181,250
Shares issued as part of settlement, amount	72,500	$ 72,500	0	0	0	0	0	0	0	0
Shares to be issued as part of contingent consideration	0	$ 0	0	0	(510,000)	510,000	0	0	0	0
Common shares issued for private placement,shares		6,210,190
Common shares issued for private placement, amount	1,552,548	$ 1,552,548	0	0	0	0	0	0	0	0
Acquisition of 2734158 Ontario Inc.	720,114	0	0	0	0	0	0	0	0	720,114
Deduction of deferred tax liabilities	(22,854)	0	0	(22,854)	0	0	0	0	0	0
Foreign currency translation gain	(49,488)	0	0	0	0	0	0	0	(49,488)	0
Net loss for the year	(4,650,900)	0	0	0	0	0	0	(4,588,889)	0	(62,011)
Balance, amount at Jun. 30, 2020	6,276,689	$ 19,697,180	862,913	6,709,782	2,040,000	510,000	0	(24,159,690)	(41,599)	658,103
Balance, shares at Jun. 30, 2020		65,948,832
Statement [Line Items]
Issuance of warrants	941,854	$ 0	0	941,854	0	0	0	0	0	0
Warrant portion of promissory note payable	11,630	0	0	11,630	0	0	0	0	0
Common shares issued for private placement, amount	2,944,716	2,944,716	0	0	0	0	0	0	0	0
Foreign currency translation gain	119,474	0	0	0	0	0	0	0	119,474	0
Net loss for the year	(4,786,514)	$ 0	0	0	0	0	0	(5,154,605)	0	368,091
Shares to be issued as part of contingent consideration,shares		15,000,000
Shares to be issued as part of contingent consideration,amount	0	$ 2,550,000	0	0	(2,040,000)	(510,000)	0	0	0	0
Common shares issued for private placement, shares		9,202,242
Issuance of convertible debentures	390,000	$ 0	208,452	181,548	0	0	0	0	0	0
Conversion of convertible debentures	0	0	(923,590)	0	0	923,590	0	0	0	0
Interest on convertible debentures	159,102	0	159,102	0	0	0	0	0	0	0
Acquisition of 2734158 Ontario Inc. additional NCI	(305,267)	0	0	0	0	0	0	(139,095)	0	(166,172)
Acquisition of 10062771 Manitoba Ltd.	144,118	$ 0	0	0	0	0	0	0	0	144,118
Acquisition of Extraction Technologies, LLC, shares		3,000,000
Acquisition of Extraction Technologies, LLC, amount	953,250	$ 953,250	0	0	0	0	0	0	0
Dividend paid to NCI	(177,975)	0	0	0	0	0	0	0	0	(177,975)
Share subscriptions received in advance	647,296	0	0	0	0	0	647,296	0	0	0
Balance, amount at Jun. 30, 2021	7,318,373	$ 26,145,146	306,877	7,844,814	0	923,590	647,296	(29,453,390)	77,875	826,165
Balance, shares at Jun. 30, 2021		93,151,074
Statement [Line Items]
Issuance of warrants	1,920	$ 0	0	1,920	0	0	0	0	0	0
Common shares issued for private placement, amount	366,518	1,013,814	0	0	0	0	(647,296)	0	0	0
Foreign currency translation gain	(7,802)	0	0	0	0	0	0	0	(7,802)	0
Net loss for the year	(4,023,466)	$ 0	0	0	0	0	0	(3,956,931)	0	(66,535)
Common shares issued for private placement, shares		3,379,379
Interest on convertible debentures	53,200	$ 0	53,200	0	0	0	0	0	0	0
Dividend paid to NCI	(34,737)	$ 0	0	0	0	0	0	0	0	(34,737)
Exercise of options, shares		200,000
Exercise of options, amount	50,000	$ 75,959	0	(25,959)	0	0	0	0	0	0
Shares issued as part of conversion of debentures, shares		5,354,400
Shares issued as part of conversion of debentures, amount	0	$ 923,590	0	0	0	(923,590)	0	0	0	0
Exercise of warrants, shares		700,000
Exercise of warrants, amount	210,000	$ 334,788	0	(124,788)	0	0	0	0	0	0
Common shares issued for private placement, amount 1	2,104,246	$ 1,981,810	0	122,436	0	0	0	0	0	0
Common shares issued for private placement, shares 1		6,718,000
Refinancing of convertible debentures	548,135	$ 0	329,568	218,567	0	0	0	0	0	0
Balance, amount at Jun. 30, 2022	$ 6,586,387	$ 30,475,107	$ 689,645	$ 8,036,990	$ 0	$ 0	$ 0	$ (33,410,321)	$ 70,073	$ 724,893
Balance, shares at Jun. 30, 2022		109,502,853